JOINT VENTURES AND ASSOCIATES (Tables)	9 Months Ended
Mar. 31, 2023
JOINT VENTURES AND ASSOCIATES
Schedule of investments in joint ventures and associates

	03/31/2023	06/30/2022
Assets
Synertech Industrias S.A.	35,892,032	35,646,740
Indrasa Biotecnología S.A.	—	70,466
Alfalfa Technologies S.R.L.	44,840	74,827
Moolec Science Limited	—	2,759,059
Moolec Science S.A.	3,248,873	3,000
	39,185,745	38,554,092

	03/31/2023	06/30/2022
Liabilities
Trigall Genetics S.A.	221,014	717,948
	221,014	717,948

Schedule of share of profit or loss of joint ventures and associates

	03/31/2023	03/31/2022
Trigall Genetics S.A.	496,934	828,307
Synertech Industrias S.A.	337,543	(48,882)
Moolec Science Limited	—	(114,709)
Moolec Science S.A.	482,989	—
Indrasa Biotecnología S.A.	(57,033)	50,417
	1,260,433	715,133

Schedule of changes in joint ventures

	03/31/2023	03/31/2022
As of the beginning of the period	37,836,144	29,378,923
Revaluation of property, plant and equipment	—	(606,746)
Share-based incentives	3,825	—
Loss of participation Indrasa Biotecnología S.A.	(13,433)	—
Foreign currency translation	(122,238)	5,845,969
Share of profit or loss	1,260,433	715,133
As of the end of the period	38,964,731	35,333,279